Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 02, 2019
Document Creation Date	dei_DocumentCreationDate	Dec. 11, 2018